LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($)		Feb. 29, 2016	Feb. 28, 2015
Long Term Prepayments Disclosures [Line Items]
Long-term prepayments	[1]	$ 9,021,180	$ 8,898,319
Loan to employees	[2]	4,853,110	0
Other non-current assets	[3]	11,447,401	296,149
Prepaid Expense and Other Assets, Noncurrent		$ 25,321,691	$ 9,194,468

[1]	As of February 28, 2015 and February 29, 2016, the Group made prepayments to acquire minority equity interests in several third-party companies. The Group recognized $nil, $nil and $317,523 impairment loss during the fiscal years ended February 28, 2014, 2015 and February 29, 2016, respectively.
[2]	Please see Note 5(4) for details.
[3]	As of February 29, 2016, other non-current assets were primarily made up of a bridge loan to a third party online company with intention to convert to equity interest of the borrower as a long-term investment.